Shareholder Report, Line Graph (Details) 192618_MUFG Japan Small Cap Active ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 25, 2025	Aug. 31, 2026
MUFG Japan Small Cap Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name		MUFG Japan Small Cap Active ETF NAV
Accumulated Value	$ 10,000	$ 12,346
MSCI JAPAN SMALL CAP Index Gross (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI JAPAN SMALL CAP Index Gross (USD)
Accumulated Value	10,000	$ 12,130
MSCI EAFE Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index Net (USD)
Accumulated Value	$ 10,000	$ 11,940